Retirement Benefit Arrangements (Details - Other Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant other observable inputs (Level 2) | Insured Funds [Member]
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year	$ 121,000
Zurich Plan
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year	120,812	$ 108,628
Defined Benefit Plan Other Details [Abstract]
Net amounts recognized in accumulated other comprehensive income	34,000	32,000
Tax on amounts recognized in accumulated other comprehensive income	10,000	9,000
Net periodic benefit cost	11,000	10,000	$ 10,000
Estimated contributions for next fiscal year	$ 5,000
Plan assets to be returned	The Company does not believe that any of the Zurich Plan’s assets will be returned to the Company during 2016.
Zurich Plan | Significant other observable inputs (Level 2) | Insured Funds [Member]
Defined Benefit Plan Plan Assets [Line Items]
Fair value of plan assets at end of year		$ 109,000